W. John McGuire
Partner
+1.202.373.6799
wjmcguire@morganlewis.com

VIA EDGAR

May 30, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
 Attention: File Room

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated May 24, 2017, for the Trust’s Cambria Core Equity ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 49, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-17-006706 on May 22, 2017.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001